Real Estate Properties under Development, Net - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Real estate properties under development pledged to banks to obtain loan facilities	$ 147,500,000	$ 81,700,000
Capitalized debt issuance costs	276,000	412,000
Transferred of real estate properties	53,700,000
Recognized cost of sales	23,700,000
Real estate properties held for sales type lease pledged for loan	29,400,000	0
Transfers of real estate properties under development	92,800,000
Construction in Progress
Property, Plant and Equipment [Line Items]
Capitalized debt issuance costs	1,754,000	1,473,000
Interest for bank loans	$ 10,866,000	$ 707,000